Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development Expenses
Clinical trial related costs	$ 199,728	$ 255,935	$ 190,051
Personnel compensation and related costs	93,030	119,306	91,639
Other research and development expenses	9,243	11,652	17,396
Research and development expenses	$ 302,001	$ 386,893	$ 299,086